Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Feb. 28, 2018
Registrant Name	CM ADVISORS FAMILY OF FUNDS
Central Index Key	0001208252
Amendment Flag	false
Document Creation Date	Mar. 01, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Jun. 28, 2018